Note 12 - Commitments, Contingencies and Guarantees (Details)	12 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2015 Accounts Payable and Accrued Liabilities [Member] USD ($)	Jan. 31, 2015 Customs Info [Member] USD ($)	Jul. 31, 2014 Customs Info [Member] USD ($)	Jan. 31, 2015 E-Customs [Member] USD ($)	Jan. 31, 2015 E-Customs [Member] GBP (£)	Jan. 31, 2015 Pentant Limited (Pentant) [Member] USD ($)	Jan. 31, 2015 Pentant Limited (Pentant) [Member] GBP (£)	Dec. 05, 2014 Pentant Limited (Pentant) [Member] USD ($)
Note 12 - Commitments, Contingencies and Guarantees (Details) [Line Items]
Capital Lease Obligations				$ 500,000
Operating Leases, Rent Expense	5,200,000	4,800,000	3,700,000
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	700,000
Business Combination, Contingent Consideration, Liability					$ 0	$ 3,900,000	$ 1,200,000	£ 800,000	$ 400,000	£ 300,000	$ 400,000